UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

February 28, 2006
unuaudited

Common stocks — 88.72%	Shares	Market value (000)

FINANCIALS — 22.30%
Fortis (Netherlands)[1]	16,414,100	$586,576
Fortis (Belgium)[1]	300,000	10,682
Lloyds TSB Group PLC[1]	56,180,000	546,048
Banco Itaú Holding Financeira SA, preferred nominative	16,152,000	522,923
UniCredito Italiano SpA (Italy)[1]	54,600,000	397,246
UniCredito Italiano SpA (Germany)[1]	13,500,000	97,646
Banco Santander Central Hispano, SA1	32,860,604	479,394
HSBC Holdings PLC (United Kingdom)[1]	22,497,581	385,040
HSBC Holdings PLC (Hong Kong)[1]	5,220,000	89,705
Cathay Financial Holding Co., Ltd.[1]	233,824,000	450,217
Société Générale[1]	3,109,500	440,183
Citigroup Inc.	9,384,500	435,159
Sun Hung Kai Properties Ltd.[1]	40,810,000	424,636
Kookmin Bank[1]	5,520,000	421,367
ING Groep NV1	10,546,834	396,179
ABN AMRO Holding NV1	13,235,144	385,590
UBS AG1	3,195,211	339,564
Washington Mutual, Inc.	6,885,000	293,990
Banco Bradesco SA, preferred nominative	6,812,800	281,245
Mizuho Financial Group, Inc.[1]	33,980	272,312
Shinhan Financial Group Co., Ltd.[1]	6,886,300	269,891
J.P. Morgan Chase & Co.	6,150,000	253,011
Swire Pacific Ltd., Class A1	24,195,000	231,239
Mitsui Trust Holdings, Inc.[1]	13,920,000	205,826
Royal Bank of Scotland Group PLC[1]	5,344,132	179,028
ICICI Bank Ltd.[1]	12,288,703	170,622
ICICI Bank Ltd. (ADR)	4,000	123
Commerzbank U.S. Finance, Inc.[1]	4,675,000	169,991
Freddie Mac	2,500,000	168,475
Fannie Mae	3,045,000	166,501
Mitsubishi UFJ Financial Group, Inc.[1]	11,027	165,227
NIPPONKOA Insurance Co., Ltd.[1]	16,911,000	153,396
Crédit Agricole SA1	4,000,000	146,107
Hana Financial Holdings[1]	3,156,250	133,046
DnB NOR ASA[1]	10,936,100	133,046
Woori Finance Holdings Co., Ltd.[1]	6,623,640	131,200
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,482,000	130,342
Bank of America Corp.	2,828,300	129,678
Zurich Financial Services[1,2]	532,000	125,791
Sumitomo Mitsui Financial Group, Inc.[1]	11,322	124,267
Hang Lung Properties Ltd.[1]	62,709,000	112,752
Allied Capital Corp.	3,798,000	111,433
Credit Suisse Group[1]	1,985,000	110,033
Chinatrust Financial Holding Co., Ltd.[1]	123,881,294	104,250
National Savings and Commercial Bank Ltd. (GDR)[1]	1,264,500	94,755
Willis Group Holdings Ltd.	2,750,000	94,710
Hongkong Land Holdings Ltd.[1]	25,421,800	90,851
Grupo Financiero Banorte, SA de CV	36,848,252	90,261
Sompo Japan Insurance Inc.[1]	6,000,000	87,664
Wachovia Corp.	1,500,000	84,105
Commerce Bancorp, Inc.	2,500,000	82,925
ForeningsSparbanken AB, Class A1	3,000,000	80,049
Allianz AG1	460,000	74,216
Westpac Banking Corp.[1]	4,122,000	72,074
Mitsui Sumitomo Insurance Co., Ltd.[1]	5,394,000	71,607
Unibail Holding[1]	437,000	71,574
Fubon Financial Holding Co., Ltd.[1]	78,744,000	70,495
QBE Insurance Group Ltd.[1]	4,439,000	67,979
Suruga Bank Ltd.[1]	5,195,000	67,418
Wells Fargo & Co.	976,000	62,659
Marsh & McLennan Companies, Inc.	2,000,000	61,820
PartnerRe Holdings Ltd.	1,010,000	61,216
Millea Holdings, Inc.[1]	2,766	56,703
Hypo Real Estate Holding AG1	825,000	54,271
Storebrand ASA[1]	4,895,000	54,203
Samsung Fire & Marine Insurance Co., Ltd.[1]	402,030	51,388
St. George Bank Ltd.[1]	2,229,729	49,705
Malayan Banking Bhd.[1]	15,939,300	47,616
U.S. Bancorp	1,530,000	47,292
Developers Diversified Realty Corp.	900,000	45,171
CapitaLand Ltd.[1]	17,000,000	43,922
Mitsui Fudosan Co., Ltd.[1]	2,050,000	42,831
Bank of the Philippine Islands[1]	36,999,496	42,249
Hysan Development Co. Ltd.[1]	17,007,011	41,424
Aioi Insurance Co. Ltd.[1]	5,561,000	41,256
Kimco Realty Corp.	1,050,000	37,727
DBS Group Holdings Ltd.[1]	3,620,000	36,525
Brascan Corp., Class A	665,000	36,473
PT Bank Mandiri (Persero) Tbk[1]	198,000,000	34,818
Deutsche Börse AG1	262,000	32,940
Banco Bilbao Vizcaya Argentaria, SA1	1,580,000	32,156
Nippon Building Fund, Inc.	3,050	29,499
Wharf (Holdings) Ltd.[1]	7,800,000	28,854
China Construction Bank Corp., H shares[1,2]	56,580,900	26,326
Erste Bank der oesterreichischen Sparkassen AG1	380,000	23,090
Montpelier Re Holdings Ltd.	1,305,000	22,498
AEON Mall Co., Ltd.[1]	469,900	21,023
Hang Lung Group Ltd.[1]	8,767,000	19,330
Bank Hapoalim Ltd.[1]	4,105,000	18,765
Sun Life Financial Inc.	365,000	15,974
Fairfax Financial Holdings Ltd.	111,000	15,940
KASIKORNBANK PCL, nonvoting depositary receipt[1]	8,578,400	14,671
Capital One Financial Corp.	139,345	12,207
XL Capital Ltd., Class A	180,000	12,159
Reliance Capital Ventures Ltd.[2]	8,627,000	4,679
HKR International Ltd.[1]	5,628,933	3,124
Security Capital European Realty[1,2,3]	15,843	253
		13,364,417

CONSUMER DISCRETIONARY — 10.21%
Hyundai Motor Co.[1]	4,480,000	$381,013
Hyundai Motor Co., nonvoting preferred, Series 2[1]	1,877,550	100,342
Toyota Motor Corp.[1]	6,870,300	369,311
Target Corp.	5,554,000	302,138
Continental AG1	2,907,050	297,206
Accor SA1	4,653,900	279,242
Mediaset SpA[1]	20,550,000	241,943
Vivendi Universal[1]	7,262,400	219,638
Lowe’s Companies, Inc.	3,075,000	209,654
LG Electronics Inc.[1]	2,353,000	193,527
Volkswagen AG, nonvoting preferred[1]	3,360,000	172,914
Ford Motor Co.	21,600,000	172,152
Yue Yuen Industrial (Holdings) Ltd.[1]	55,465,000	171,482
Best Buy Co., Inc.	3,153,200	169,831
Yamada Denki Co., Ltd.[1]	1,564,100	168,706
Daimaru, Inc.[1]	10,459,000	141,191
Publishing & Broadcasting Ltd.[1]	10,565,000	133,490
DSG International PLC[1]	42,082,596	126,762
Takashimaya Co., Ltd.[1]	8,482,000	123,606
Carnival Corp., units	2,350,000	121,378
H & M Hennes & Mauritz AB, Class B1	3,277,000	119,571
Harrah’s Entertainment, Inc.	1,620,000	116,510
Kingfisher PLC[1]	28,730,197	115,064
Daito Trust Construction Co., Ltd.[1]	2,426,700	113,733
News Corp. Inc.	6,719,458	109,393
Kia Motors Corp.[1]	5,000,000	107,943
Aristocrat Leisure Ltd.[1]	11,934,960	106,076
Grupo Televisa, SA, ordinary participation certificates (ADR)	1,332,000	104,509
Pearson PLC[1]	8,354,000	103,949
Compagnie Générale des Etablissements Michelin, Class B1	1,559,000	94,994
Honda Motor Co., Ltd.[1]	1,450,000	85,996
Canon Sales Co., Inc.[1]	3,689,000	79,326
Limited Brands, Inc.	3,107,517	73,555
Gestevisión Telecinco SA1	2,865,000	69,977
General Motors Corp.	3,355,000	68,140
Rank Group PLC[1]	12,500,000	57,152
Bridgestone Corp.[1]	2,690,000	52,733
Reuters Group PLC[1]	7,736,600	51,465
Li & Fung Ltd.[1]	24,000,000	48,557
Kesa Electricals PLC[1]	10,295,196	48,061
Swatch Group Ltd[1]	610,623	42,613
Truworths International Ltd.[1]	9,750,000	41,268
Tabcorp Holdings Ltd.[1]	3,460,000	38,949
Fuji Heavy Industries Ltd.[1]	6,919,000	37,595
British Sky Broadcasting Group PLC[1]	3,655,000	32,400
HYUNDAI MOBIS[1]	299,070	25,131
Travis Perkins PLC[1]	800,000	20,838
Comcast Corp., Class A2	700,000	18,781
Fairmont Hotels & Resorts Inc.	375,000	16,620
Fuji Television Network Inc.[1]	4,092	9,901
Métropole Télévision[1]	310,000	9,319
Daiei, Inc.[1,2]	218,000	6,064
TI Automotive Ltd., Class A1,2	1,068,000	—
		6,121,709

CONSUMER STAPLES — 8.48%
Altria Group, Inc.	11,434,500	$822,141
Diageo PLC[1]	44,310,000	681,402
Nestlé SA1	1,578,200	464,700
Tesco PLC[1]	58,585,563	347,530
Seven & I Holdings Co., Ltd.[1]	7,924,000	325,849
Foster’s Group Ltd.[1]	70,616,807	284,628
Unilever NV1	2,623,000	182,020
Unilever NV (New York registered)	1,265,000	88,031
Reynolds American Inc.	1,935,141	205,415
Coca-Cola Co.	4,000,000	167,880
Koninklijke Ahold NV1,2	17,520,000	142,708
AEON CO., LTD.[1]	5,210,000	124,795
Groupe Danone[1]	1,033,000	119,451
Altadis, SA1	2,240,000	93,981
Imperial Tobacco Group PLC[1]	3,050,000	91,803
Fomento Económico Mexicano, SA de CV (ADR)	1,053,700	91,661
Coca-Cola West Japan Co. Ltd.[1]	3,627,400	86,960
Gallaher Group PLC[1]	5,150,000	79,887
Wal-Mart Stores, Inc.	1,728,000	78,382
METRO AG1	1,410,000	74,964
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	20,014,700	68,554
Nissin Food Products Co., Ltd.[1]	1,960,000	59,915
Scottish & Newcastle PLC[1]	6,053,900	54,449
PepsiCo, Inc.	900,000	53,199
SABMiller PLC[1]	2,510,716	49,957
L’Oréal SA1	385,000	34,078
LAWSON, INC.[1]	908,000	33,977
Bunge Ltd.	465,000	26,361
Uni-Charm Corp.[1]	520,000	25,966
Woolworths Ltd.[1]	1,900,000	25,899
UST Inc.	655,900	25,501
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	590,000	25,040
Avon Products, Inc.	660,000	19,041
Royal Numico NV1,2	310,000	13,419
Coca-Cola HBC SA	352,182	10,497
		5,080,041

MATERIALS — 7.51%
Barrick Gold Corp.	15,931,540	435,937
China Steel Corp.[1]	411,076,000	373,952
AngloGold Ashanti Ltd.[1]	6,200,000	314,903
Dow Chemical Co.	6,600,000	283,998
Akzo Nobel NV1	4,875,000	247,305
Newcrest Mining Ltd.[1]	12,500,000	196,349
Formosa Plastics Corp.[1]	120,729,000	191,766
Bayer AG1	4,642,000	186,985
LG Chem, Ltd.[1]	2,638,000	132,991
LG Chem, Ltd., nonvoting preferred[1]	375,000	11,825
James Hardie Industries Ltd.[1]	21,986,900	144,158
Gold Fields Ltd.[1]	6,500,000	142,236
International Paper Co.	3,950,000	129,441
Freeport-McMoRan Copper & Gold Inc., Class B	2,500,000	126,575
Impala Platinum Holdings Ltd.[1]	702,389	119,804
BASF AG1	1,500,000	113,118
K+S AG1	1,380,600	103,525
Phelps Dodge Corp.	750,000	103,500
Cía. Vale do Rio Doce, preferred nominative, Class A	1,500,000	63,902
Cía. Vale do Rio Doce, ordinary nominative (ADR)	747,600	34,711
L’Air Liquide[1]	402,000	79,297
Norske Skogindustrier ASA, Class A1	5,081,713	76,152
Weyerhaeuser Co.	1,040,000	71,022
DSM NV1	1,669,656	69,432
Alcan Inc.	1,515,000	65,933
Formosa Chemicals & Fibre Corp.[1]	39,871,000	62,738
POSCO[1]	256,730	60,408
UPM-Kymmene Corp.[1]	2,784,000	59,035
Potash Corp. of Saskatchewan Inc.	600,000	57,450
Ivanhoe Mines Ltd.[2]	7,000,000	56,034
Bowater Inc.	2,000,000	52,040
Eastman Chemical Co.	1,000,000	49,330
Packaging Corp. of America	1,800,000	41,058
Alcoa Inc.	1,365,000	40,022
Sonoco Products Co.	1,200,000	39,264
Cemex, SA de CV, ordinary participation certificates, units (ADR)	577,963	35,695
Nan Ya Plastics Corp.[1]	20,000,000	28,366
Yara International ASA[1]	1,131,800	17,258
E.I. du Pont de Nemours and Co.	400,000	16,096
Sappi Ltd.[1]	1,239,000	15,685
Stora Enso Oyj (ADR)	1,086,300	15,425
Smurfit-Stone Container Corp.[2]	974,200	12,781
M-real Oyj, Class B1	2,369,500	11,893
Reliance Energy Ventures Ltd.[2]	8,627,000	8,364
		4,497,759

TELECOMMUNICATION SERVICES — 7.35%
Koninklijke KPN NV1	54,969,620	568,317
AT&T Inc.	17,061,824	470,736
Telekom Austria AG1	18,952,750	432,625
Chunghwa Telecom Co., Ltd. (ADR)	9,979,600	188,614
Chunghwa Telecom Co., Ltd.[1]	98,046,000	179,181
Tele Norte Leste Participações SA, preferred nominative	15,044,930	287,144
Tele Norte Leste Participações SA, ordinary nominative	762,130	20,041
Tele Norte Leste Participações SA, preferred nominative (ADR)	70,000	1,297
América Móvil SA de CV, Series L (ADR)	7,809,000	271,207
Vodafone Group PLC[1]	139,507,200	266,931
Deutsche Telekom AG1	13,035,500	205,711
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	292,508,000	195,702
Verizon Communications Inc.	4,800,000	161,760
China Netcom Group Corp. (Hong Kong) Ltd.[1]	80,600,000	143,295
BellSouth Corp.	3,569,000	112,709
KT Corp. (ADR)	4,500,400	91,898
KT Corp.[1]	339,940	13,494
France Télécom, SA1	4,259,099	92,622
Teléfonos de México, SA de CV, Class L (ADR)	3,623,474	81,130
BT Group PLC[1]	20,000,000	72,211
Maxis Communications Bhd.[1]	25,310,000	59,253
TeliaSonera AB1	10,950,000	58,442
Advanced Info Service PCL[1]	23,475,300	56,629
SK Telecom Co., Ltd. (ADR)	2,330,000	56,270
Philippine Long Distance Telephone Co.[1]	1,378,630	47,645
Swisscom AG1	150,000	45,134
Telekomunikacja Polska SA1	5,204,100	36,238
COSMOTE Mobile Telecommunications SA1	1,650,000	35,441
China Unicom Ltd.[1]	40,870,000	35,128
KDDI Corp.[1]	5,700	29,404
Telefónica, SA1	1,868,729	28,837
Sprint Nextel Corp.	1,100,000	26,433
Magyar Telekom Telecommunications Co. Ltd.[1]	5,243,600	24,119
Belgacom SA1	393,824	11,846
		4,407,444

ENERGY — 7.14%
Royal Dutch Shell PLC, Class B1	20,949,312	659,904
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	315,706
Royal Dutch Shell PLC, Class A1	7,850,000	236,846
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	71,990
TOTAL SA1	1,982,000	498,095
TOTAL SA (ADR)	1,125,000	141,896
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	2,500,000	199,925
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,000,000	175,080
Chevron Corp.	5,013,962	283,189
Husky Energy Inc.	4,515,000	276,270
ENI SpA[1]	9,390,000	268,105
Norsk Hydro ASA[1]	1,465,900	171,705
Oil & Natural Gas Corp. Ltd.[1]	6,324,000	162,225
Canadian Oil Sands Trust[3]	1,100,000	150,118
Canadian Oil Sands Trust	30,041	4,100
Reliance Industries Ltd.	8,627,000	138,198
Schlumberger Ltd.	770,000	88,550
SK Corp.[1]	1,239,410	76,250
Exxon Mobil Corp.	1,000,000	59,370
PTT Exploration and Production PCL[1]	3,924,000	52,119
Transocean Inc.[2]	695,000	51,555
Marathon Oil Corp.	670,000	47,302
Williams Companies, Inc.	1,935,000	41,738
Sasol Ltd.[1]	1,100,000	37,597
SBM Offshore NV1	210,000	20,681
ConocoPhillips	300,000	18,288
Kinder Morgan, Inc.	175,000	16,236
Enbridge Inc.	463,518	14,597
		4,277,635

HEALTH CARE — 6.15%
Roche Holding AG1	4,571,066	676,417
AstraZeneca PLC (Sweden)[1]	7,079,800	327,723
AstraZeneca PLC (United Kingdom)[1]	1,500,000	69,382
Novo Nordisk A/S, Class B1	5,893,100	346,621
Sanofi-Aventis[1]	3,679,900	313,150
Mediceo Paltac Holdings Co., Ltd.[1,4]	14,144,200	232,583
Merck KGaA[1]	2,041,000	204,343
Smith & Nephew PLC[1]	20,458,500	182,313
Johnson & Johnson	3,107,000	179,119
Pfizer Inc	6,470,000	169,449
Fresenius Medical Care AG1	1,488,869	160,018
Bristol-Myers Squibb Co.	5,520,000	127,512
Eli Lilly and Co.	2,000,000	111,240
Merck & Co., Inc.	3,000,000	104,580
Forest Laboratories, Inc.[2]	1,865,000	85,604
Schering-Plough Corp.	4,400,000	81,400
McKesson Corp.	1,385,000	74,970
WellPoint, Inc.[2]	916,600	70,386
Abbott Laboratories	1,541,300	68,095
Wyeth	810,000	40,338
Chugai Pharmaceutical Co., Ltd.[1]	1,899,300	34,921
Astellas Pharma Inc.[1]	365,000	14,154
Baxter International Inc.	280,220	10,606
		3,684,924

INFORMATION TECHNOLOGY — 5.96%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	100,774,665	188,307
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	17,467,984	169,963
Nokia Corp., Class A1	10,293,750	192,405
Nokia Corp. (ADR)	5,850,300	108,698
Microsoft Corp.	9,346,500	251,421
Hewlett-Packard Co.	7,400,000	242,794
Murata Manufacturing Co., Ltd.[1]	3,676,800	229,510
International Business Machines Corp.	2,740,000	219,858
Canon, Inc.[1]	3,237,700	203,777
ASML Holding NV1,2	4,146,000	85,968
ASML Holding NV (New York registered)[2]	4,145,000	85,719
Powerchip Semiconductor Corp.[1]	274,935,000	168,812
Yahoo! Inc.[2]	4,325,000	138,659
Delta Electronics, Inc.[1]	52,011,840	128,011
Samsung Electronics Co., Ltd.[1]	166,208	117,059
Toshiba Corp.[1]	19,150,000	109,513
Hoya Corp.[1]	2,688,000	107,409
Cisco Systems, Inc.[2]	5,283,000	106,928
Chi Mei Optoelectronics Corp.[1]	51,680,751	78,851
Acer Inc.[1]	34,482,000	76,359
Electrocomponents PLC[1]	14,768,069	74,782
SOFTBANK CORP.[1]	2,187,200	67,606
Ricoh Co., Ltd.[1]	3,099,000	57,817
Seagate Technology[2]	2,000,000	53,140
Samsung SDI Co., Ltd.[1]	585,000	51,735
Oracle Corp.[2]	4,000,000	49,680
Premier Farnell PLC[1]	12,720,000	45,694
Mediatek Incorporation[1]	2,780,966	28,543
Reliance Communication Ventures Ltd.[1,2]	8,627,000	27,782
Rohm Co., Ltd.[1]	258,100	24,929
Analog Devices, Inc.	600,000	22,884
Texas Instruments Inc.	750,000	22,387
Corning Inc.[2]	723,513	17,661
livedoor Co., Ltd.[1,2]	24,137,034	16,228
Kyoden Co., Ltd.[1]	200,000	1,289
		3,572,178

INDUSTRIALS — 5.44%
General Electric Co.	12,500,000	$410,875
Siemens AG1	3,879,500	355,640
Tyco International Ltd.	13,560,000	349,712
United Parcel Service, Inc., Class B	4,591,700	343,046
Sandvik AB1	5,286,000	284,738
Qantas Airways Ltd.[1]	71,274,256	216,085
Singapore Technologies Engineering Ltd.[1]	98,500,000	184,267
United Technologies Corp.	2,847,000	166,550
Wesfarmers Ltd.[1]	3,800,000	102,945
Deutsche Post AG1	3,800,000	99,230
ComfortDelGro Corp. Ltd.[1]	95,600,000	96,910
Marubeni Corp.[1]	19,000,000	94,630
Macquarie Airports[1]	37,599,049	89,704
Imperial Holdings Ltd.[1]	3,170,000	79,651
SMC Corp.[1]	453,500	64,508
Mitsubishi Heavy Industries, Ltd.[1]	13,305,000	62,845
Manpower Inc.	1,150,000	61,686
Vedior NV1	2,000,000	37,757
Fraport AG1	485,000	37,148
Asahi Diamond Industrial Co., Ltd.[1]	3,299,000	30,861
JS Group Corp.[1]	1,300,000	25,453
Singapore Post Private Ltd.[1]	32,160,000	23,955
Contax Participações SA	15,044,930	21,128
Contax Participações SA, ordinary nominative[2]	762,130	1,390
Contax Participações SA, preferred nominative (ADR)	70,000	98
Minebea Co., Ltd.[1]	2,952,000	17,893
		3,258,705

UTILITIES — 5.41%
Veolia Environnement[1]	10,550,000	550,713
E.ON AG1	4,777,714	528,377
Electricité de France SA1,2	9,461,000	493,016
NTPC Ltd.[1]	127,030,478	375,783
ENDESA, SA1	7,000,000	234,827
Gas Natural SDG, SA1	6,869,500	209,138
Korea Electric Power Corp.[1]	3,823,280	163,922
Scottish Power PLC[1]	10,752,200	110,229
National Grid PLC[1]	9,828,572	103,471
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	1,260,000,000	64,722
Exelon Corp.	975,000	55,682
Tokyo Gas Co., Ltd.[1]	11,750,000	53,831
Southern Co.	1,390,000	47,302
Hong Kong and China Gas Co. Ltd.[1]	19,118,000	45,756
Dominion Resources, Inc.	567,811	42,643
FirstEnergy Corp.	780,000	39,842
Spark Infrastructure[2]	45,435,632	39,503
Equitable Resources, Inc.	1,050,000	38,178
Progress Energy, Inc.	350,000	15,533
PG&E Corp.	330,000	12,557
MDU Resources Group, Inc.	350,000	12,338
Xcel Energy Inc.	357,500	6,635
Reliance Natural Resources Ltd.[1,2]	8,627,000	975
		3,244,973

MISCELLANEOUS — 2.77%
Other common stocks in initial period of acquisition		$1,657,408

Total common stocks (cost: $41,386,690,000)		53,167,193

Convertible securities — 0.39%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.16%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	3,250,000	98,475

INFORMATION TECHNOLOGY — 0.08%
Intel Corp. 2.95% convertible debentures 2035[3]	$30,000,000	26,662
ASML Holding NV 5.50% convertible notes 2010	€12,700,000	20,698
		47,360

TELECOMMUNICATION SERVICES — 0.08%
Crown Castle International Corp. 6.25% convertible preferred 2012[2]	635,200	33,666
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006	€10,000,000	12,026
		45,692

INDUSTRIALS — 0.05%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023	$25,000,000	31,156

MATERIALS — 0.02%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[3]	10,000	11,438

Total convertible securities (cost: $282,542,000)		234,121

Bonds & notes — 0.82%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.40%
General Motors Corp. 7.20% 2011	$30,725	22,890
General Motors Corp. 7.125% 2013	12,055	8,619
General Motors Corp. 8.25% 2023	12,240	8,476
General Motors Corp. 8.375% 2033	137,760	97,810
General Motors Acceptance Corp. 4.50% 2006	7,000	6,895
General Motors Acceptance Corp. 6.125% 2006	10,000	9,880
General Motors Acceptance Corp. 5.50% 2007[5]	9,735	9,481
General Motors Acceptance Corp. 5.62% 2007[5]	10,000	9,641
General Motors Acceptance Corp. 6.125% 2007	10,000	9,777
General Motors Acceptance Corp. 6.15% 2007	5,265	5,102
R.H. Donnelley Corp., Series A-2, 6.875% 2013[3]	24,225	22,893
R.H. Donnelley Corp., Series A-3, 8.875% 2016[3]	20,600	21,604
Delphi Automotive Systems Corp. 6.55% 2006[6]	14,955	8,188
		241,256

GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.25%
Brazilian Treasury Bill 0% 2006	R$210	97,573
Indonesia (Republic of) 10.00% 2011	IDR74,000,000	7,364
Indonesia (Republic of) 13.40% 2011	90,000,000	10,207
Indonesia (Republic of) 9.50% 2015	122,825,000	11,188
Indonesia (Republic of) 11.00% 2020	220,000,000	21,005
		147,337

FINANCIALS — 0.09%
Hopson Development Holdings Ltd. 8.125% 2012[3]	$50,000	$52,500

TELECOMMUNICATION SERVICES — 0.04%
AT&T Wireless Services, Inc. 8.125% 2012	20,000	22,944

ENERGY — 0.02%
El Paso Corp. 7.875% 2012	14,500	15,442

INFORMATION TECHNOLOGY — 0.02%
Flextronics International Ltd. 6.50% 2013	10,000	10,125

Total bonds & notes (cost: $476,437,000)		489,604

Short-term securities — 9.66%

Sheffield Receivables Corp. 4.51% due 3/21/2006[3]	100,000	99,737
Barclays U.S. Funding Corp. 4.365%-4.675% due 3/15-5/22/2006	185,300	184,078
Federal Home Loan Bank 4.275%-4.58% due 3/10-5/26/2006	244,910	243,168
ING (U.S.) Funding LLC 4.46%-4.59% due 3/24-4/21/2006	186,900	185,954
Mont Blanc Capital Corp. 4.47%-4.66% due 3/23-5/22/2006[3]	47,229	46,897
Svenska Handelsbanken 4.565%-4.655% due 4/18-5/16/2006	183,700	182,116
Stadshypotek Delaware Inc. 4.64% due 5/8/2006[3]	50,000	49,559
HSBC USA Inc. 4.37%-4.535% due 3/6-4/6/2006	222,200	221,651
Royal Bank of Canada 4.705% due 5/15/2006	100,000	100,001
Old Line Funding, LLC 4.38%-4.58% due 3/1-4/17/2006[3]	98,786	98,302
Thunder Bay Funding, LLC 4.41% due 3/21/2006[3]	22,586	22,527
Total Capital SA 4.35%-4.46% due 3/7-4/19/2006[3]	209,500	208,839
Spintab AB (Swedmortgage) 4.595%-4.625% due 4/18-5/9/2006	195,700	194,233
Nestlé Capital Corp. 4.455%-4.51% due 3/24-4/12/2006[3]	187,000	186,149
BNP Paribas Finance Inc. 4.37%-4.54% due 3/13-4/19/2006	177,000	176,272
IXIS Commercial Paper Corp. 4.38%-4.55% due 3/10-4/13/2006[3]	174,800	174,370
Amsterdam Funding Corp. 4.40%-4.62% due 3/28-4/27/2006[3]	173,450	172,381
American Honda Finance Corp. 4.37%-4.57% due 3/9-4/24/2006	172,600	171,873
CBA (Delaware) Finance Inc. 4.37%-4.52% due 3/14-3/30/2006	164,500	164,100
Danske Corp. 4.35%-4.575% due 3/3-4/17/2006[3]	150,000	149,506
Depfa Bank PLC 4.43%-4.645% due 4/6-5/15/2006[3]	146,000	144,872
Shell International Finance BV 4.51%-4.53% due 4/10-4/17/2006	140,600	139,835
Toyota Motor Credit Corp. 4.34%-4.41% due 3/2-3/20/2006	111,000	110,831
Toyota Credit de Puerto Rico Corp. 4.56% due 4/21/2006	22,700	22,550
Toronto-Dominion Holdings USA Inc. 4.435%-4.545% due 3/20-4/21/2006[3]	125,000	124,413
HBOS Treasury Services PLC 4.38%-4.62% due 3/9-5/10/2006	125,300	124,340
Westpac Trust Securities NZ Ltd. 4.615%-4.62% due 5/8-5/10/2006[3]	100,000	99,105
Westpac Banking Corp. 4.64% due 5/15/2006[3]	25,000	24,756
Dexia Delaware LLC 4.425%-4.57% due 4/4-5/2/2006	120,000	119,368
ANZ National (International) Ltd. 4.36%-4.63% due 3/1-5/15/2006[3]	75,000	74,509
ANZ (Delaware) Inc. 4.60% due 4/25/2006	40,000	39,718
Barton Capital LLC 4.39%-4.42% due 3/7-3/15/2006[3]	114,300	114,138
U.S. Treasury Bills 4.28%-4.41% due 3/16-5/4/2006	113,400	112,727
UBS Finance (Delaware) LLC 4.39%-4.57% due 3/13-4/3/2006	105,000	104,685
BMW U.S. Capital Corp. 4.45% due 3/14-3/22/2006[3]	102,300	102,071
Freddie Mac 4.52%-4.56% due 5/9-5/23/2006	102,000	100,977
DaimlerChrysler Revolving Auto Conduit LLC II 4.53%-4.60% due 4/4-4/20/2006	101,062	100,518
Canadian Imperial Holdings Inc. 4.33%-4.53% due 3/2-4/11/2006	100,000	99,697
Calyon North America Inc. 4.555%-4.67% due 4/18-5/22/2006	100,000	99,159
Siemens Capital Co. LLC 4.49%-4.56% due 3/29-4/28/2006	94,000	93,481
GlaxoSmithKline Finance PLC 4.53% due 4/19/2006	94,000	93,442
BASF AG 4.42%-4.54% due 3/27-4/24/2006[3]	93,100	92,594
Bank of Ireland 4.555%-4.57% due 4/18-4/20/2006[3]	82,500	81,995
Rabobank USA Financial Corp. 4.39%-4.53% due 3/31-4/17/2006	75,000	74,609
Citigroup Funding Inc. 4.43% due 3/17/2006	71,000	70,861
Royal Bank of Scotland PLC 4.35% due 3/8/2006	50,000	49,954
Caisse d’Amortissement de la Dette Sociale 4.36% due 3/8/2006	50,000	49,951
Bank of Montreal 4.51% due 4/13-4/17/2006	50,000	49,863
International Bank for Reconstruction and Development 4.42% due 4/7/2006	50,000	49,768
Fannie Mae 4.33%-4.39% due 3/15/2006	45,400	45,317
General Electric Co. 4.45% due 3/31/2006	44,200	44,036
Bank of America Corp. 4.685% due 5/24/2006	42,000	41,536
Bank of Nova Scotia 4.41% due 3/22/2006	29,000	28,925
Statoil ASA 4.36% due 3/6/2006[3]	25,000	24,982
Canadian Wheat Board 4.48% due 4/13/2006	10,000	9,945

Total short-term securities (cost: $5,790,916,000)		5,791,241

Total investment securities (cost: $47,936,585,000)		59,682,159
Other assets less liabilities		245,350

Net assets		$59,927,509

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. At February 28, 2006, 265 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $36,550,786,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,377,170,000, which represented 3.97% of the net assets of the fund.
4 The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
5 Coupon rate may change periodically.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates
unaudited

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended February 28, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 2/28/06 (000)

Mediceo Paltac Holdings	14,930,500	—	786,300	14,144,200	$—	$232,583

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,284,452
Gross unrealized depreciation on investment securities	(607,703)
Net unrealized appreciation on investment securities	11,676,749
Cost of investment securities for federal income tax purposes	48,005,411

MFGEFP-933-0406-S4544

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and PEO

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and PEO

Date: April 28, 2006

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and PFO

Date: April 28, 2006